As filed with the Securities and Exchange Commission on May 10, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09447
Jacob Funds Inc.
(Exact name of registrant as specified in charter)
C/O Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. # J
Manhattan Beach, CA 90266
(Address of principal executive offices) (Zip code)
Ryan Jacob
C/O Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. # J
Manhattan Beach, CA 90266
(Name and address of agent for service)
(424)237-2164
Registrant’s telephone number, including area code
Date of fiscal year end: August 31
Date of reporting period: February 28, 2010

Item 1.  Report to Stockholders.

Jacob Internet Fund

Jacob Small Cap Growth Fund

Semi-Annual Report
February 28, 2010

The Jacob Internet Fund and Jacob Small Cap Growth Fund are mutual funds with the primary investment objective of long-term growth of capital. The Jacob Internet Fund has current income as a secondary objective.

Investment Adviser
Jacob Asset Management of New York LLC

TABLE OF CONTENTS

Letter From the Manager	1
Industry Breakdown	3
Schedule of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to the Financial Statements	17
Additional Information on Fund Expenses	30
Additional Information	32

Dear Fellow Investors,

In the past six months, we have seen gradual improvements in the economy, confirming that a modest recovery—albeit one with a weak employment picture—has truly taken hold. Additionally, low interest rates have been providing much needed liquidity for businesses and consumers, helping to ensure that this nascent growth can continue. Though the overall recovery is not as robust as might be hoped, we are quite positive on the technology sector, because it is one pocket of the economy that has actually benefitted from strong secular trends.

The main factor boosting demand for technology products and services today is companies’ urgent need to enhance productivity and cut costs. Investing in new innovations such as Internet-based cloud computing and virtualization (in which one server can mimic several computers) can help companies slim down and become more efficient. Early investments in Salesforce.com and Red Hat are probably the best examples of beneficiaries of these trends. These two names have also been two of the Internet Fund’s best performing stocks over the last year.

The Internet Fund’s portfolio has only had minor changes in the past six months, and if anything, we are continuing to increase our exposure in those areas that we believe should benefit most from an improved spending environment. While Apple and Google remain among our top positions, we have increased our weightings in certain chip companies that should benefit from the explosive growth in mobile internet devices, including Sandisk and Broadcom.

As China is still one of the fastest growing economies in the world today, we have also boosted our Chinese investments to now over 15% of the Internet Fund’s portfolio. E-House, our largest addition to the Internet Fund, is the country’s leading online real estate information and brokerage services company. Residential real estate in China has been booming, thanks to the rapid urbanization of the Chinese middle class. Yet the extreme growth is underpinned by a banking and credit system that is far more conservative than ours; homebuyers usually put down payments of between 30% to 50% of the home price and are reluctant to take on excessive debt. Although the Chinese government is gently tapping the brakes on the housing market after the past year’s triple-digit growth, with the aim of averting a real estate bubble, we believe growth may continue to be very robust.

We’ve also been buying shares of New Oriental Education and Technology Group, the leader in private education services in China. Due to China’s one-child policy, many families concentrate all the financial resources of parents and grandparents on the education of the only offspring. The Chinese government is also providing significant incentives for private companies to assist in modernizing and building new facilities. New Oriental should continue to flourish thanks to its established brand name in a country that traditionally places great value in education.

Back in the U.S., we added a new position in E-Trade to the Internet Fund’s portfolio late last year. While the company has been hampered by a portfolio of bad home loans on the bank side of their business, their core brokerage business has held up well in the past few years and is still enjoying high operating margins. E-Trade has been aggressively reducing its loan portfolio by over 20% annually, and sometime this year it should cross back into profitability. As the third largest online brokerage company, we believe that an E-Trade with improving financial health could make a tempting acquisition target for a larger competitor or a bank.

Finally, we are excited to welcome two new funds into the Jacob Funds family. The Jacob Small Cap Growth Fund, which invests in many different sectors including technology, specializes in emerging companies with strong growth potential. The Jacob Wisdom Fund invests in larger companies that are established leaders in their industries and have historically been able to generate high returns on capital. While we are broadening into new areas, the overall philosophy for all of the Jacob Funds remains the same. We strive to find investments in innovative companies with enduring franchise values and significant potential for profitable growth. We then try to buy these companies at prices that make good investment sense. With the acquisition of these funds, we have updated our website (at http://www.jacobmutualfunds.com) and encourage you to visit to learn more about the new offerings.

We are optimistic about all of the Funds’ prospects for the coming year and we thank you again for entrusting us with your investments. As always, we look forward to a bright future together.

Ryan Jacob
Portfolio Manager

Past performance is not a guarantee of future results.

Must be accompanied or preceded by a prospectus.

The opinions expressed above are those of the portfolio manager and are subject to change. Forecasts cannot be guaranteed.

Mutual fund investing involves risk; loss of principal is possible. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. There are specific risks inherent in investing in the Internet area, particularly with respect to smaller capitalized companies and the high volatility of Internet stocks.

The Funds’ can invest in small-and mid-cap securities which involve additional risks such as limited liquidity and greater volatility. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Fund holdings are subject to change and should not be construed as a recommendation to buy or sell any security. Please refer to the schedule of investments for complete fund holdings information.

Quasar Distributors, LLC.  Distributor (04/10)

Jacob Internet Fund
INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2010
(as a percentage of total investments)

The Funds’ Semi-Annual and Annual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Jacob Small Cap Growth Fund
INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2010
(as a percentage of total investments)

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

Shares				Value

	COMMON STOCKS		99.2%

	Internet—Commerce	31.9%
24,000	Ctrip.com International Ltd.—ADR*^			$917,520
46,221	Digital River, Inc.*			1,215,150
12,000	eBay Inc.*			276,240
93,800	E-House China Holdings Ltd.—ADS*^(a)			1,641,500
738,100	E*TRADE Financial Corporation*			1,188,341
34,000	Expedia, Inc.*			756,160
148,905	Global Sources Ltd.^			932,145
12,000	Monster Worldwide Inc.*			167,400
20,000	Netflix, Inc.*(a)			1,321,000
6,000	New Oriental Education & Technology Group, Inc.—ADR*^			469,140
28,000	Perfect World Co. Ltd.—ADR*^			1,107,680
84,502	Shutterfly, Inc.*			1,621,594

				11,613,870

	Internet—Communications	9.6%
224,900	Earthlink, Inc.			1,875,666
635,058	Openwave Systems Inc.*			1,644,800

				3,520,466

	Internet—Infrastructure	21.2%
3,000	Adobe Systems Incorporated*			103,950
12,000	Apple Computer, Inc.*			2,455,440
24,000	Broadcom Corporation—Class A			751,680
3,000	Citrix Systems, Inc.*			129,030
90,000	Cypress Semiconductor Corp.*			1,065,600
26,000	NetScout Systems, Inc.*			379,340
42,100	Novell, Inc.*			197,449
38,000	Red Hat, Inc.*			1,065,900
54,596	SanDisk Corporation*			1,590,381

				7,738,770

	Internet—Media	36.5%
1,600	Baidu.com, Inc.—ADR*^			829,888
12,000	Electronic Arts Inc.*			198,960
1,118,472	Geeknet Inc.*			1,621,784

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

Shares				Value

	COMMON STOCKS—(continued)		99.2%

	Internet—Media—(continued)	36.5%
4,000	Google Inc.*			$2,107,200
736,632	Hollywood Media Corp.*			913,424
65,000	IAC/InterActiveCorp.*			1,455,350
10,765	Move, Inc.*			16,901
10,000	Salesforce.com, Inc.*			679,500
16,000	SINA Corporation*^			605,120
114,054	Take-Two Interactive Software, Inc.*			1,097,200
60,000	Tencent Holdings Limited (HK)^			1,177,516
21,988	The Knot, Inc.*			168,208
256,358	TheStreet.com			899,817
99,874	Yahoo! Inc.*			1,529,071

				13,299,939

	TOTAL COMMON STOCKS (Cost $29,572,439)			36,173,045

Shares/
Principal
Amount

	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING		2.0%

	Commercial Paper	2.0%
$847,746	Atlantic East Funding LLC, 3.06%, Due 03/25/10(b)			526,805
776,894	Ottimo Funding LLC, 4.71%, Due 10/28/10(b)			218,869

				745,674

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

Shares				Value

	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING—(continued)		2.0%

	Money Market Mutual Fund	0.0%
929	Reserve Primary Fund(b)			$209

	Total Money Market Mutual Fund			209

	TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (Cost $1,625,569)			745,883

	TOTAL INVESTMENTS (Cost $31,198,008)		101.2%	36,918,928
	LIABILITIES IN EXCESS OF OTHER ASSETS		(1.2)%	(450,785)

	TOTAL NET ASSETS		100.0%	$36,468,143

*	Non Income Producing.
^	Foreign Security.
(a)	All or portion of shares are on loan.
(b)	Fair valued by Valuation Committee as delegated by the Jacob Funds’ Board of Directors.
ADR	American Depositary Receipt.
ADS	American Depositary Share.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

Shares				Value

	COMMON STOCKS		98.2%

	Alternative Energy	6.4%
6,000	American Superconductor Corporation*			$168,000
6,000	EnerNOC, Inc.*			158,640

				326,640

	Commercial Services	2.9%
20,000	NIC Inc.			149,400

	Communications	1.2%
1,000	AboveNet, Inc.*			61,120

	Computers & Peripherals	3.8%
4,000	NetScout Systems, Inc.*			58,360
10,000	Xyratex Ltd.*^			132,100

				190,460

	Consumer Non-Durables	1.7%
1,000	Green Mountain Coffee Roasters, Inc.*			84,390

	Education	10.1%
9,000	Grand Canyon Education, Inc.*			195,750
9,000	Lincoln Educational Services Corporation*			200,700
1,500	New Oriental Education & Technology Group, Inc.—ADR*^			117,285

				513,735

	Health Care Services & Supplies	3.3%
5,000	IPC The Hospitalist Co*			165,300

	Internet Services	17.2%
5,000	Digital River, Inc.*			131,450
10,000	E-House China Holdings Ltd.—ADS*^			175,000
3,000	Netflix Inc.*			198,150
3,000	Perfect World Co Limited—ADR*^			118,680
10,000	Shutterfly, Inc.*			191,900
1,500	SINA Corporation*^			56,730

				871,910

	Medical	3.1%
4,000	Bio-Reference Laboratories, Inc.*			158,440

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

Shares				Value

	COMMON STOCKS—(continued)		98.2%

	Oil & Gas—Exploration & Production	2.4%
10,000	Northern Oil and Gas, Inc.*			$123,600

	Retail & Restaurants	10.9%
4,000	Buffalo Wild Wings Inc.*			175,800
4,000	Home Inns & Hotels Management, Inc—ADR*^			134,280
2,500	Panera Bread Company—Class A*			181,975
1,500	Steven Madden, Ltd.*			63,015

				555,070

	Semiconductors	12.7%
3,000	Cavium Networks, Inc.*			71,700
6,000	Cypress Semiconductor Corporation*			71,040
2,600	Netlogic Microsystems Inc.*			140,894
12,000	Skyworks Solutions, Inc.*			183,240
25,000	TriQuint Semiconductor, Inc.*			179,750

				646,624

	Software	22.5%
5,000	ArcSight, Inc.*			134,000
4,000	athenahealth Inc.*			147,360
9,000	Bottomline Technologies, Inc.*			143,010
3,000	MedAssets Inc.*			64,950
6,000	Pegasystems Inc.			216,000
6,000	Sourcefire Inc.*			140,160
11,000	SuccessFactors, Inc.*			199,210
10,000	Take-Two Interactive Software, Inc.*			96,200

				1,140,890

	TOTAL COMMON STOCKS (Cost $4,564,429)			4,987,579

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

Shares				Value

	COMMON STOCKS—(continued)		98.2%

	Warrants	0.0%
2,030	GreenHunter Energy, Inc.*(a)			$203

	Total Warrants (Cost $0)			203

	TOTAL INVESTMENTS (Cost $4,564,429)		98.2%	4,987,782
	OTHER ASSETS IN EXCESS OF LIABILITIES		1.8%	93,240

	TOTAL NET ASSETS		100.0%	$5,081,022

*	Non Income Producing.
^	Foreign Security.
(a)	Illiquid security—acquired through private placement.
ADR	American Depositary Receipt.
ADS	American Depositary Share.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2010 (Unaudited)

		Jacob
	Jacob	Small Cap
	Internet Fund	Growth Fund

Assets:
Investments, at value (cost $31,198,008(1) and $4,564,429, respectively)	$36,918,928	$4,987,782
Cash	1,304,485	152,591
Cash from securities lending broker	390,007	—
Receivable for capital shares sold	1,500	—
Receivable for investments sold	56,180	—
Dividend Receivable	1,920	—
Other assets	31,870	20,596

Total Assets	38,704,890	5,160,969

Liabilities:
Payable for collateral received for securities loaned	2,015,576	—
Payable to Adviser	31,444	—
Payable for distribution expenses (see Note 7)	5,984	1,373
Payable for capital shares repurchased	3,995	—
Accrued expenses and other liabilities	179,748	78,574

Total Liabilities	2,236,747	79,947

Net Assets	$36,468,143	$5,081,022

Net Assets Consist Of:
Capital Stock	$139,684,874	$22,305,096
Accumulated net realized loss on investments	(108,937,651)	(17,647,427)
Net unrealized appreciation on investments	5,720,920	423,353

Total Net Assets	$36,468,143	$5,081,022

Shares outstanding (20 billion shares of $0.001 par value authorized)	16,552,969	451,175

Net asset value, redemption price and offering price per share	$2.20	$11.26

(1)	Includes securities out on loan to brokers with a market value of $1,872,870.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 2010 (Unaudited)

		Jacob
	Jacob	Small Cap
	Internet Fund	Growth Fund*

Investment Income
Dividend income	$90,051	$8,405
Interest income	189	35
Securities lending income	7,167	—

Total Investment Income	97,407	8,440

Expenses
Investment advisory fee	232,862	20,366
Distribution expenses (See Note 7)	65,202	1,373
Administration fee	24,273	17,624
Fund accounting fees	14,099	13,387
Transfer agent fees	89,966	18,482
Custody fees	4,204	11,001
Federal and state registration	13,831	12,987
Insurance expense	15,304	2,572
Audit fees	15,683	7,202
Legal fees	53,195	17,870
Reports to shareholders	32,941	3,393
Directors’ fees and expenses	47,708	7,357
Interest expense (See Note 8)	—	858
Other	206	95

Total Expenses	609,474	134,567
Expense Waiver (See Note 5)	(18,629)	(3,531)

Net expenses	590,845	131,036

Net Investment Loss	(493,438)	(122,596)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(275,311)	1,254,643
Change in net unrealized appreciation/depreciation on investments	4,526,517	(1,057,212)

Net realized and unrealized gain on investments	4,251,206	197,431

Net Increase in Net Assets Resulting from Operations	$3,757,768	$74,835

*	The Jacob Small Cap Growth Fund’s predecessor Fund had a fiscal year end of September 30, so the current activity begins on October 1, 2009 and the numbers shown are for the five month period.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	February 28, 2010	August 31, 2009
	(Unaudited)

Operations:
Net investment loss	$(493,438)	$(1,042,151)
Net realized loss on investments	(275,311)	(11,396,531)
Change in net unrealized appreciation/depreciation on investments	4,526,517	9,291,943

Net increase (decrease) in net assets resulting from operations	3,757,768	(3,146,739)

Capital Share Transactions: (Note 3)
Proceeds from shares sold	1,089,676	3,423,395
Cost of shares redeemed	(5,293,267)	(7,882,700)
Redemption fees	932	3,366

Net decrease in net assets resulting from capital share transactions	(4,202,659)	(4,455,939)

Net Decrease in Net Assets	(444,891)	(7,602,678)
Net Assets:
Beginning of period	36,913,034	44,515,712

End of period	$36,468,143	$36,913,034

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year Ended
	February 28, 2010*	September 30, 2009
	(Unaudited)

Operations:
Net investment loss	$(122,596)	$(346,608)
Net realized gain (loss) on investments	1,254,643	(10,301,467)
Change in net unrealized appreciation/depreciation on investments	(1,057,212)	2,239,980

Net increase (decrease) in net assets resulting from operations	74,835	(8,408,095)

Capital Share Transactions: (Note 3)
Proceeds from shares sold	147,309	3,717,444
Cost of shares redeemed	(3,462,549)	(18,909,229)
Redemption fees	56	14,509

Net decrease in net assets resulting from capital share transactions	(3,315,184)	(15,177,276)

Net Decrease in Net Assets	(3,240,349)	(23,585,371)
Net Assets:
Beginning of period	8,321,371	31,906,742

End of period	$5,081,022	$8,321,371

*	The Jacob Small Cap Growth Fund’s predecessor Fund had a fiscal year end of September 30, so the current activity begins on October 1, 2009 and the numbers shown above are for the five month period.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB INTERNET FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	February 28, 2010		August 31, 2009		August 31, 2008		August 31, 2007		August 31, 2006		August 31, 2005
	(Unaudited)

Per Share Data:
Net asset value, beginning of period	$1.99		$2.07		$2.71		$2.47		$2.06		$1.51

Income from investment operations:
Net investment income (loss)	(0.03)	(1)	(0.06	)(1)	0.02	(2)	(0.01	)(1)	(0.03)		(0.05	)(1)
Net realized and unrealized gains (losses) on investments	0.24		(0.02)		(0.59)		0.28		0.44		0.60

Total from investment operations	0.21		(0.08)		(0.57)		0.27		0.41		0.55

Less distributions from net investment income	—		—		(0.07)		(0.03)		—		—

Net asset value, end of period	$2.20		$1.99		$2.07		$2.71		$2.47		$2.06

Total return	10.55%	(5)	(3.86)%		(21.63)%		11.06%		19.90%		36.42%
Supplemental data and ratios:
Net assets, end of period	$36,468,143		$36,913,034		$44,515,712		$77,518,107		$73,106,363		$65,820,015
Ratio of gross operating expenses (prior to waiver or reimbursements) to average net assets	3.27%	(6)	3.71%		2.69%		2.36%		2.42%		2.64%
Ratio of net operating expenses (after waiver or reimbursements) to average net assets	3.17%	(4)(6)	3.64%	(4)	2.65%	(3)	2.26%	(3)	2.35%	(3)	2.64%
Ratio of net investment income (loss) (prior to waiver or reimbursements) to average net assets	(2.75)%	(6)	(3.54)%		0.86%		(0.26)%		(1.65)%		(2.29)%
Ratio of net investment income (loss) (after waiver or reimbursements) to average net assets	(2.65)%	(4)(6)	(3.47)%	(4)	0.90%	(3)	(0.16)%	(3)	(1.58)%	(3)	(2.29)%
Portfolio turnover rate	27.04%	(5)	106.98%		80.46%		91.44%		125.99%		127.13%

(1)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Reflects Adviser’s waiver of 0.10% of the shareholder servicing fee beginning December 29, 2005 and ending December 31, 2007.
(4)	For the period January 1, 2009 through January 2, 2011, the Adviser has contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.10% of the Fund’s average daily net assets, to the extent that the Fund’s expense ratio exceeds 2.95%.
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

	October 1, 2009
	Through		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	February 28, 2010(1)		September 30, 2009		September 30,2008		September 30,2007		September 30,2006		September 30,2005
	(Unaudited)

Per Share Data:
Net asset value, beginning of year	$11.16		$13.82		$21.94		$15.81		$16.16		$14.90

Income from investment operations:
Net investment loss	(0.27)	(3)	(0.17	)(2)	(0.29)	(3)	(0.31	)(2)	(0.27	)(2)	(0.26	)(3)
Net realized and unrealized gain (loss) on investments	0.37		(2.49)		(7.83)		6.44		(0.08)		1.52

Total from investment operations	0.10		(2.66)		(8.12)		6.13		(0.35)		1.26

Net asset value, end of year	$11.26		$11.16		$13.82		$21.94		$15.81		$16.16

Total return	0.90%	(6)	(19.25)%		(37.01)%		38.77%		(2.17)%		8.46%
Supplemental data and ratios:
Net assets, end of year	$5,081,022		$8,321,371		$31,906,742		$50,378,273		$40,626,519		$57,173,248
Ratio of gross operating expenses (prior to waiver or reimbursements) to average net assets	5.10%	(4)(5)(7)	2.64%	(4)(5)	1.86%	(4)	1.83%	(4)	1.73%	(4)	1.73%	(4)
Ratio of net operating expenses (after waiver or reimbursements) to average net assets	4.97%	(7)	2.64%		1.86%		1.83%		1.73%		1.73%
Ratio of net investment loss (prior to waiver or reimbursements) to average net assets	(4.78)%	(7)	(1.87)%		(1.56)%		(1.72)%		(1.61)%		(1.60)%
Ratio of net investment loss (after waiver or reimbursements) to average net assets	(4.65)%	(7)	(1.87)%		(1.56)%		(1.72)%		(1.61)%		(1.60)%
Portfolio turnover rate	172.19%	(6)	307.06%		246.41%		231.96%		246.66%		246.17%

(1)	The financial highlights set forth herein include the historical financial highlights of the Rockland Small Cap Growth Fund. The assets of the Rockland Small Cap Growth Fund were acquired by the Jacob Small Cap Growth Fund on February 1, 2010. At the time of the reorganization, the Adviser changed from Gould Investment Partners, LLC to Jacob Asset Management of New York LLC.
(2)	Net investment loss per share represents net investment loss divided by the average shares of beneficial interest outstanding throughout the year.
(3)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	The expense ratio includes interest expense paid to the custodian on overdrafts to cover shareholder redemptions. The expense ratio for interest expense paid to the custodian for the period ended February 28, 2010 and the years ended September 30, 2009, 2008, 2007, 2006 and 2005 was 0.03%, 0.01%, 0.01%, 0.01%, 0.01% and 0.02%, respectively.
(5)	Effective September 1, 2009, Gould Investment Partners, LLC agreed to voluntarily waive 0.25% of its advisory fee indefinitely. The impact on the net expense ratio was (0.01)% for the fiscal year ended September 30, 2009 and (0.25)% for the period October 1, 2009 through January 31, 2010.
(6)	Not annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2010 (Unaudited)

NOTE 1—DESCRIPTION OF FUND

Jacob Funds Inc. (the “Corporation”) was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Corporation currently consists of three “diversified” series, the Jacob Internet Fund (the “Internet Fund”), the Jacob Small Cap Growth Fund (the “Small Cap Growth Fund”) and the Jacob Wisdom Fund and the authorized capital stock of the Corporation consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Internet Fund is long-term growth of capital with current income as a secondary objective. The primary investment objective of the Small Cap Growth Fund is long-term growth of capital. The Internet Fund commenced operations on December 14, 1999. The Small Cap Growth Fund acquired the Rockland Small Cap Growth Fund on February 1, 2010 and the Jacob Wisdom Fund acquired the Wisdom Fund on February 18, 2010. The Jacob Wisdom Fund currently has a fiscal year end of May 31, so it is not included in this report. The Internet Fund and the Small Cap Growth Fund are hereafter referred to collectively as the “Funds”.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

(a) Investment Valuation—Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

In September 2006, the Funds adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2010 (Unaudited)

require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards had no material impact on the Funds’ financial statements. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Corporation’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2010 (Unaudited)

The following is a summary of the inputs used to value the Internet Fund’s net assets as of February 28, 2010:

	Level 1	Level 2	Level 3	Total

Common Stock
Internet—Commerce	$11,613,870	$—	$—	$11,613,870
Internet—Communications	3,520,466	—	—	3,520,466
Internet—Infrastructure	7,738,770	—	—	7,738,770
Internet—Media	13,299,939	—	—	13,299,939

Total Common Stock	36,173,045	—	—	36,173,045

Investments Purchased With Cash Proceeds From Securities Lending
Commercial Paper	—	—	745,674	745,674
Investment Companies	—	—	209	209

Total Investments Purchased With Cash Proceeds From Securities Lending	—	—	745,883	745,883

Total Investments in Securities	$36,173,045	$—	$745,883	$36,918,928

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
Description	in Securities

Balance as of August 31, 2009	$715,150
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	134,901
Net purchases (sales)	(104,168)
Transfers in and/or out of Level 3*	—

Balance as of February 28, 2010	$745,883

*	The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2010 (Unaudited)

The following is a summary of the inputs used to value the Small Cap Growth Fund’s net assets as of February 28, 2010:

	Level 1	Level 2	Level 3	Total

Common Stock
Alternative Energy	$326,640	$—	$—	$326,640
Commercial Services	149,400	—	—	149,400
Communications	61,120	—	—	61,120
Computers & Peripherals	190,460	—	—	190,460
Consumer Non-Durables	84,390	—	—	84,390
Education	513,735	—	—	513,735
Health Care Services and Supplies	165,300	—	—	165,300
Internet Services	871,910	—	—	871,910
Medical	158,440	—	—	158,440
Oil & Gas Exploration & Production	123,600	—	—	123,600
Retail & Restaurants	555,070	—	—	555,070
Semiconductors	646,624	—	—	646,624
Software	1,140,890	—	—	1,140,890

Total Common Stock	4,987,579	—	—	4,987,579

Warrants	—	203	—	203

Total Investments in Securities	$4,987,579	$203	$—	$4,987,782

In March 2008, accounting standards regarding disclosures about derivative instruments and hedging activity standards were issued and effective for fiscal years beginning after November 15, 2008. These standards were intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. These standards do not have any impact on the Funds’ financial statement disclosures because the Funds have not maintained any positions in derivative instruments or engaged in hedging activities.

In May 2009, the FASB issued subsequent event standards. The Funds adopted these standards which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

In June 2009, the accounting standards codification and the hierarchy of generally accepted accounting principles standards were issued and are effective for interim and annual reporting periods ending after September 15, 2009. These standards are intended to establish the FASB Codification as the source of

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2010 (Unaudited)

authoritative accounting principles recognized by the FASB to be applied to nongovernmental entities in preparation of financial statements in conformity with GAAP.

(b) Repurchase Agreements—The Funds may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York. Repurchase agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price and an agreed-upon time. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than 397 days after the Funds’ acquisition of the securities and normally would be within a shorter period of time. The resale price of the security back to the original seller will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Funds’ money will be invested in the security, and will not be related to the coupon rate of the purchased security. In the event that the repurchase agreement is held for more than one day, the security serving as collateral for the repurchase agreement will be marked-to-market daily to ensure that the value of the collateral does not decrease below the purchase price, plus accrued interest. If a decrease occurs, the seller will provide additional collateral to add to the account to maintain appropriate collateralization.

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed upon repurchase price on the repurchase date. If the seller defaults, the Funds may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Delays may result in possible decline in the value of the underlying security while the Funds seek their rights thereto, possible lack of access to income on the underlying security during the delayed period, and expenses in enforcing the Funds’ rights.

(c) Income Recognition—Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

(d) Securities Transactions—Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined using specific identification.

(e) Foreign Currency Transactions—The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2010 (Unaudited)

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(f) Distributions to Shareholders—The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed at least annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the differences arise. The reclassifications have no effect on net assets or net asset value per share.

(g) Federal Income Taxes—The Funds comply with provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Funds’ taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

Effective February 29, 2008, the Funds adopted accounting standards regarding recognition and measurement of tax positions taken on a tax return. No material uncertain tax positions existed as of February 28, 2010. As a result, the Funds have not recorded any liabilities for uncertain tax positions as of February 28, 2010. The standards require the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Major jurisdictions for the Funds only relate to federal tax years. As of February 28, 2010, open federal tax years include the tax year ended August 31, 2006 through August 31, 2009 for the Internet Fund and the tax year ended September 30, 2006 through September 30, 2009 for the Small Cap Growth Fund.

(h) Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2010 (Unaudited)

NOTE 3—CAPITAL SHARE TRANSACTIONS

At February 28, 2010, there were twenty billion shares, $0.001 par value, authorized. Transactions in shares of the Internet Fund were as follows:

	Six Months Ended
	February 28, 2010
	Shares	Amount

Sales	512,057	$1,089,676
Redemptions	(2,485,743)	(5,293,267)
Redemption Fees	—	932

Net Decrease	(1,973,686)	$(4,202,659)

Shares Outstanding:
Beginning of period	18,526,655

End of period	16,552,969

	Year Ended
	August 31, 2009
	Shares	Amount

Sales	2,129,996	$3,423,395
Redemptions	(5,110,570)	(7,882,700)
Redemption Fees	—	3,366

Net Decrease	(2,980,574)	$(4,455,939)

Shares Outstanding:
Beginning of period	21,507,229

End of period	18,526,655

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2010 (Unaudited)

Transactions in shares of the Small Cap Growth Fund were as follows:

	October 1, 2009*
	Through
	February 28, 2010
	Shares	Amount

Sales	12,287	$147,309
Redemptions	(306,818)	(3,462,549)
Redemption Fees	—	56

Net Decrease	(294,531)	$(3,315,184)

Shares Outstanding
Beginning of period	745,706

End of period	451,175

	Year Ended
	September 30, 2009
	Shares	Amount

Sales	396,759	$3,717,444
Redemptions	(1,959,349)	(18,909,229)
Redemption Fees	—	14,509

Net Decrease	(1,562,590)	$(15,177,276)

Shares Outstanding
Beginning of period	2,308,296

End of period	745,706

*	The Small Cap Growth Fund’s predecessor Fund had a fiscal year end of September 30, so the current activity begins on October 1, 2009.

NOTE 4—INVESTMENT TRANSACTIONS

During the six months ended February 28, 2010 for the Internet Fund and period from October 1, 2009 through February 28, 2010 for the Small Cap Growth Fund, purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales

Jacob Internet Fund	$9,828,126	$9,392,401
Jacob Small Cap Growth Fund	10,698,163	14,288,382

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2010 (Unaudited)

The Funds did not purchase long-term U.S. Government securities as a part of their investment strategies during the periods ended February 28, 2010.

At August 31, 2009, the components of accumulated earnings/(losses) on a tax basis for the Internet Fund were as follows:

Cost of Investments	$39,169,402

Gross unrealized appreciation	9,003,944
Gross unrealized depreciation	(10,274,419)

Net unrealized depreciation	$(1,270,475)

Undistributed ordinary income	—
Undistributed long-term capital gain	—

Total distributable earnings	$—

Other accumulated losses	$(106,197,462)

Total accumulated losses	$(107,467,937)

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses on wash sales. At August 31, 2009, the Internet Fund had an accumulated net realized capital loss carryover of $99,157,405, of which $89,876,360 expires in 2010, and $9,281,045 expires in 2017. To the extent the Internet Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover. For the year ended August 31, 2009, the Internet Fund had $38,961,920 in capital loss carryover expire. At August 31, 2009, the Internet Fund had net realized losses from transactions between November 1, 2008 and August 31, 2009 of $7,040,057, which was deferred for tax purposes and were recognized on September 1, 2009.

The Internet Fund made no distributions during the six months ended February 28, 2010 and during the fiscal year ended August 31, 2009.

At September 30, 2009, the components of accumulated earnings/(losses) on a tax basis for the Small Cap Growth Fund were as follows:

Cost of Investments	$6,998,265

Gross unrealized appreciation	1,543,027
Gross unrealized depreciation	(173,111)

Net unrealized appreciation	$1,369,916

Other accumulated losses	$(18,791,421)

Total accumulated losses	$(17,421,505)

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2010 (Unaudited)

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses on wash sales. At September 30, 2009, the Small Cap Growth Fund had accumulated net realized capital loss carryovers of $11,306,812 with $87,076, $2,765,334 and $8,454,402 expiring in 2010, 2011 and 2017, respectively. To the extent that the Small Cap Growth Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover for the Small Cap Growth Fund. At September 30, 2009, the Small Cap Growth Fund had net realized losses from transactions between November 1, 2008 and September 30, 2009 of $7,482,962, which was deferred for tax purposes and were recognized on October 1, 2009.

The Small Cap Growth Fund made no distributions during the period from October 1, 2009 through February 28, 2010 and during the fiscal year ended September 30, 2009.

NOTE 5—INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Corporation has an Investment Advisory Agreement (the “Advisory Agreement”) with Jacob Asset Management of New York LLC (the “Adviser”), with whom certain officers and Directors of the Board are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Advisory Agreement, the Corporation, on behalf of the Funds, compensates the Adviser for its management services based on an annual rate of 1.25% of the Internet Fund’s average daily net assets and 0.90% of the Small Cap Growth Fund’s average daily net assets.

Effective January 1, 2009, the Adviser has contractually agreed to waive up to 0.10% of the average daily net assets from its advisory fee to the extent the Internet Fund’s total annual operating expenses exceed 2.95% of the average daily net assets through January 2, 2011. The Adviser has the ability to recoup amounts waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Internet Fund to exceed any applicable expense limitation in place when the fee was waived. For the six months ended February 28, 2010, fees of $18,629 were waived by the Adviser.

Effective February 1, 2010 (date of reorganization of the Small Cap Growth Fund), the Adviser has contractually agreed for a period of two years to waive its advisory fees in an amount up to an annual rate of 0.90% of the Small Cap Growth Fund’s average daily net assets, to the extent that the Fund’s total annual operating expenses exceed 2.45% of average daily net assets. The Adviser has the ability to recoup amounts waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Small Cap Growth Fund’s expenses to exceed 2.45%. For the period from February 1, 2010 through February 28, 2010, fees of $3,531 were waived by the Adviser.

The Rockland Small Cap Growth Fund was the predecessor fund of the Small Cap Growth Fund. All performance and operations reported for the period prior to February 1, 2010 represent the activity of the Rockland Small Cap Growth Fund.

Gould Investment Partners, LLC was the adviser of the Rockland Small Cap Growth Fund (prior to February 1, 2010). Under terms of the former advisory agreement, the adviser received a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets. Effective September 1, 2009, the adviser agreed to voluntarily

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2010 (Unaudited)

waive 0.25% of its advisory fee until the reorganization of the Rockland Small Cap Growth Fund into the Small Cap Growth Fund.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds. FAF Advisors, Inc. serves as the securities lending agent.

NOTE 6—SECURITIES LENDING

The Funds may lend portfolio securities equal in value to up to 33% of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by FAF Advisors, Inc. The Agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the types of security, length of the loan and credit standing of the borrower. The Funds continue to receive interest or dividends on the securities loaned during the borrowing period. The Funds have the right under the terms of the securities lending agreement to recover the securities from the borrower on demand. FAF Advisors, Inc. received no income from the Internet Fund for its securities lending administrative services during the six months ended February 28, 2010. The Small Cap Growth Fund did not participate in securities lending during the five month period ended February 28, 2010.

As of February 28, 2010, the Internet Fund had loaned securities that were collateralized by cash proceeds that the borrower paid to the Internet Fund. The cash collateral is invested by the custodian with the approval of the Adviser. Although risk is mitigated by the collateral and by an indemnification by the securities lending agent, the Internet Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Internet Fund is also exposed to market risk on the investments it purchases with the proceeds of the cash collateral. As of February 28, 2010, the value of the Internet Fund’s securities on loan was $1,872,870. The cost of the related collateral was $1,625,569 and the fair value of the investments purchased was $745,883. An amount of $390,007 of the collateral was not invested and held in cash. As of February 28, 2010, the Internet Fund had experienced $879,686 of unrealized depreciation on the investments it purchased with proceeds of the cash collateral.

NOTE 7—DISTRIBUTION AND SERVICE PLAN

The Corporation, on behalf of the Funds, has adopted a distribution and service plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will compensate the Adviser up to 0.25% per annum of each Fund’s average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Funds for providing servicing to their clients (“Shareholder Servicing Fee”). The Adviser had contractually agreed to waive 0.10% of the Shareholder Servicing Fee from December 29, 2005 through December 31, 2007 for the Internet Fund. The Plan also

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2010 (Unaudited)

provides for a distribution fee equal to 0.10% of each Fund’s average daily net assets on an annual basis (“Asset Based Sales Charge”). The fee is used to compensate Quasar Distributors, LLC, the Funds’ distributor (the “Distributor”), for basic distribution services, out of pocket expenses incurred in connection with activities to sell Fund shares, advertising, compliance reviews, and licensing of the Adviser’s staff. The Distributor may make payments from time to time from the Asset Based Sales Charge to broker-dealers and other financial professionals whose clients are Fund shareholders for providing distribution assistance and promotional support to the Funds. Remaining amounts of the Asset Based Sales Charge may be used to satisfy distribution costs as directed by the Adviser. The Internet Fund incurred $65,202 and Small Cap Growth Fund incurred $1,373 in expenses pursuant to the 12b-1 Plan for the six months ended and one month ended February 28, 2010, respectively. At February 28, 2010, $5,984 and $1,373 of the Shareholder Servicing Fee was available for eligible 12b-1 expenses for the Internet Fund and Small Cap Growth Fund, respectively.

NOTE 8—	LINE OF CREDIT

During the course of operations, the Small Cap Growth Fund’s predecessor Fund custody account with U.S. Bank, N.A. (the “Bank”) was overdrawn at times during the period due to shareholder redemptions. The predecessor Fund had an unsecured Line of Credit (“LOC”) with the Bank that was only utilized to cover overdrafts from shareholder redemptions. Under the terms of the LOC, borrowings for the predecessor Fund were limited to the lesser of $7 million or 33.33% of its net assets. The Bank charged interest at its prime rate (weighted average rate of 3.25% for the period October 1, 2009 through January 31, 2010) for overdrafts. During the period from October 1, 2009 through January 31, 2010, on days that the predecessor Fund was overdrawn, it had an outstanding average overdraft balance of $154,016. The predecessor Fund incurred $858 in interest expense for the period from October 1, 2009 through January 31, 2010.

NOTE 9—	FUND REORGANIZATION

On January 28, 2010 the shareholders of the Rockland Small Cap Growth Fund (“Acquired Fund”) approved an Agreement and Plan of Reorganization (“Reorganization Plan”), which qualified as a tax-free exchange for federal income tax purposes, providing for the transfer of assets and the assumption of liabilities of the Acquired Fund to the Small Cap Growth Fund (“Acquiring Fund”), a newly created series of the Corporation. The Reorganization Plan provided for the acquisition by the Acquiring Fund of all of the assets of the Acquired Fund in exchange solely for the assumption of all of the liabilities of the Acquired Fund and the issuance of shares of the newly created Acquiring Fund distributed pro rata by the Acquired Fund to its shareholders in complete liquidation and termination of the Acquired Fund (“Reorganization”). The Acquiring Fund adopted all of the history of the Acquired Fund. Pursuant to the Reorganization Plan, each shareholder of the Acquired Fund received shares of the Acquiring Fund with the same net asset value as the shareholder had immediately prior to the Reorganization. On February 1, 2010, the Reorganization was completed and the Acquired Fund

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2010 (Unaudited)

had $473,061 of unrealized appreciation on that date. The following table illustrates the specifics of the Reorganization:

	Shares Issued to
Acquired Fund	Shareholders of	Acquiring Fund	Combined	Tax Status
Net Assets	Acquired Fund	Net Assets	Net Assets	of Transfer

$5,088,168	460,771	$—	$5,088,168	Non-taxable

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES

For the Six Months Ended February 28, 2010 for the Internet Fund and For the Five Months Ended February 28, 2010 for the Small Cap Growth Fund

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The Funds do not currently charge sales charges (loads) or exchange fees. The Funds assess a redemption fee of 2% on shares sold within 30 days for the Internet Fund and 90 days for the Small Cap Growth Fund following their purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders. The Funds charge management fees and distribution and/or service (12b-1) fees. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/09–2/28/10) for the Internet Fund and the five month period (10/1/09–2/28/10) for the Small Cap Growth Fund.

Actual Expenses

The first line of the table below provides information about account values based on actual returns and actual expenses. Although the Funds charge no sales load, the Funds charge a redemption fee of 2% on shares sold within 30 days for the Internet Fund and 90 days for the Small Cap Growth Fund following the purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee. The Example does not reflect transactional costs, such as redemption fees. You may use the information in the first line below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Continued)

owning different funds. In addition, if the transactional costs were included, your costs would have been higher.

Internet Fund

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/09	Value 2/28/10	9/1/09–2/28/10*

Actual	$1,000.00	$1,105.50	$16.55
Hypothetical (5% annual return before expenses)	$1,000.00	$996.58	$15.69

*	Expenses are equal to the Internet Fund’s annualized expense ratio of 3.17% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 10/1/09	Value 2/28/10	10/1/09–2/28/10*

Actual	$1,000.00	$1,009.00	$20.65
Hypothetical (5% annual return before expenses)	$1,000.00	$988.00	$20.44

*	Expenses are equal to the Small Cap Growth Fund’s annualized expense ratio of 4.97% multiplied by the average account value over the period multiplied by 151/365 (to reflect the five month period).

JACOB FUNDS INC.
ADDITIONAL INFORMATION

Approval of the Investment Advisory Agreement

During the fiscal quarter ended November 30, 2009, the Board of Directors, including all of the independent Directors, considered and approved the renewal of the Jacob Internet Fund’s (the “Internet Fund”) Advisory Agreement with Jacob Asset Management of New York LLC (the “Adviser”) for an additional year ending November 26, 2010. In reaching this decision, the Board took into account a combination of factors, including the nature, extent and quality of services provided by the Adviser; the Internet Fund’s performance; the Internet Fund’s fees and expenses; the costs of the services to be provided and the profits, if any, realized by the Adviser and the extent to which economies of scale would be realized as the Internet Fund grows. The Board did not identify any single factor as all-important or controlling, and this summary does not detail all of the matters considered.

In evaluating the nature, extent and quality of services provided by the Adviser, the Board considered the experience and capabilities of the portfolio managers and the Internet Fund’s performance relative to its benchmark securities indices and compared to other mutual funds with similar investment objectives and strategies. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, extent, and quality of the investment advisory services to be provided by the Adviser under the Advisory Agreement, as well as the Adviser’s ability to render such services based on its experience, operations, and resources, were appropriate for the Internet Fund, in light of the Internet Fund’s investment objectives.

The Board discussed the Internet Fund’s performance over various time periods compared to its benchmarks, noting the strong performance for the fiscal year ended August 31, 2009. The Board was satisfied with the quality of the Adviser’s services and the Internet Fund’s performance over the long-term and believed that the Internet Fund and its shareholders would benefit from the continued management by the Adviser.

The Board reviewed the advisory fees and overall expenses of the Internet Fund and compared the fees and expenses to those of other mutual funds within the Lipper Science and Technology Fund category, as well as to those of individual funds that were most similar to the Internet Fund. The independent Directors acknowledged that the Internet Fund’s advisory fee and fund expense ratio were higher than the industry average (and in the case of the expense ratio, had trended higher due to declining asset levels). The Adviser committed to continue to waive 0.10% of the advisory fee to the extent the Internet Fund’s annualized net expense ratio exceeded 2.95% through January 2, 2011. The Adviser expected that the proposed new funds would result in more assets for the Fund family which could result in cost savings with respect to certain of the Internet Fund’s fixed and variable costs.

The Board discussed the financial viability of the Adviser in conjunction with the Adviser’s agreement to bear the costs of the proposed fund acquisitions. The Adviser suggested that the cost of the proposed fund acquisitions would not affect the Adviser’s financial viability and that the Adviser expected that the fund acquisitions would likely benefit its long-term financial prospects. The Adviser discussed its plan for allocating costs between the Internet Fund and the proposed new funds. The Board concluded that the Adviser had the resources to continue managing the Internet Fund and was not experiencing economies of scale at the Internet Fund’s current asset levels.

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Continued)

The Board discussed the effect that the proposed acquisitions would have on the Adviser’s ability to manage the Internet Fund. The Adviser reported that it was positioned well to handle the continued management of the Internet Fund as well as the two proposed new funds without impacting the Internet Fund and discussed the allocation of day-to-day management responsibilities among personnel of the Adviser.

In considering the various factors, the Board’s fiduciary duties to the Internet Fund’s shareholders and the body of law governing the approval of investment advisory agreements, the independent Directors received assistance and advice from independent counsel. Based upon its review of such material and information together with such other information as it deemed relevant, the Board, including a majority of the independent Directors, concluded that the Adviser had demonstrated the capability and resources to perform the duties required under the Advisory Agreement, the compensation payable to the Adviser was fair and reasonable, and continuance of the Advisory Agreement was appropriate and in the best interest of Internet Fund shareholders.

The Board of Directors, including all of the independent Directors, considered and approved the new Advisory Agreement with Jacob Small Cap Growth Fund (the “Small Cap Growth Fund”). In reaching this decision, the Board took into account a combination of factors, including the nature, extent and quality of the services to be provided by the Adviser; the Adviser’s historical performance in its role as investment adviser for the Internet Fund; the Small Cap Growth Fund’s proposed fees and expenses; the costs of the services to be provided and the profits, if any, to be realized by the Adviser and the extent to which economies of scale would be realized as the Small Cap Growth Fund grows. The Board discussed and considered the nature, extent and quality of the investment advisory and other services that the Adviser would provide to the Small Cap Growth Fund. The Board also considered the Adviser’s management of the Internet Fund and the Internet Fund’s good long-term performance.

The Adviser committed to entering into a two year Fee Waiver Agreement with the Small Cap Growth Fund. The Adviser committed to waive up to 100% of its advisory fee to the extent that the Small Cap Growth Fund’s annualized net expense ratio exceeded 2.45%. The Board discussed the potential ability for the Adviser to recoup fees waived in later years.

The Board reviewed the proposed advisory fees and overall expenses of the Small Cap Growth Fund and compared the fees and expenses to those of other mutual funds within the Lipper Small Cap Growth Funds category. The independent Directors acknowledged that the proposed advisory fee was at the Fund’s peer group average and that the overall expenses were higher than the peer group averages after the fee waiver due to the smaller size of the Small Cap Growth Fund. The Adviser stated that given the small initial asset size of the Small Cap Growth Fund, it did not expect to experience economies of scale, but the proposed fund acquisitions would result in more assets for the Fund family which could result in cost savings with respect to certain of the Small Cap Growth Fund’s fixed and variable costs in the future.

In considering the various factors, the Board’s fiduciary duties to the Small Cap Growth Fund’s shareholders and the body of law governing the approval of investment advisory agreements, the independent Directors received assistance and advice from independent counsel. Based upon its review of such material and

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Continued)

information together with such other information as it deemed relevant, the Board, including a majority of the independent Directors, concluded that the Adviser had demonstrated the capability and resources to perform the duties required under the Advisory Agreement, the compensation proposed to be payable to the Adviser was fair and reasonable, and approval of the Advisory Agreement was appropriate and in the best interest of Small Cap Growth Fund shareholders.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge by calling toll-free 1-888-Jacob-fx (522-6239) or on the SEC website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-888-Jacob-fx (522-6239) or on the SEC website at http://www.sec.gov.

Investment Advisor
Jacob Asset Management of New York LLC

Administrator and Transfer Agent
and Dividend Agent
U.S. Bancorp Fund Services, LLC

Underwriter and Distributor
Quasar Distributors, LLC

Custodian
U.S. Bank, N.A.

Legal Counsel
Stradley Ronon Stevens & Young, LLP

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP

This report has been prepared for the information of shareholders of the Jacob Internet Fund and the Jacob Small Cap Growth Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds’ objectives, policies, management, records and other information.

Jacob Asset Management of New York LLC
1-888-Jacob-fx (522-6239)
www.Jacobmutualfunds.com

Jacob Funds Inc.

Semi-Annual
Report
February 28, 2010

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Investments.
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.

Item 11. Controls and Procedures.
(a)	The registrant’s principal executive officer/President and principal financial officer/Treasurer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jacob Funds Inc.

By (Signature and Title)	/s/ Ryan Jacob

Ryan Jacob, President

Date	May 6, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Ryan Jacob

Ryan Jacob, President

Date	May 6, 2010

By (Signature and Title)		/s/ Francis Alexander

Francis Alexander, Treasurer

Date	May 10, 2010

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